Retrospective Adjustments of Previously Issued Financial Statements - Summary of Restatement of Previously Issued Financial Statements (Details) (10-K) - USD ($)	3 Months Ended				9 Months Ended		12 Months Ended
	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Cash	$ 60,051				$ 60,051		$ 324,935	$ 4,478
Accounts payable	361,637				361,637		88,627	84,719
Due to related party	1,313,333				1,313,333		287,084	106,329
Additional paid-in capital	15,038,604				15,038,604		8,689,353	1,356,164
Stockholders' deficit, December 31, 2017	16,976,214				16,976,214		21,003,544	5,912,211
Net loss for the year ended December 31, 2017	$ 3,196,401	$ (1,193,628)	$ (6,030,103)	$ (2,618,334)	$ (4,027,330)	$ 5,034,538	$ 15,091,333	328,462
As Previously Reported [Member]
Cash
Accounts payable								52,837
Due to related party								7,990
Additional paid-in capital								1,286,802
Stockholders' deficit, December 31, 2017								5,717,106
Net loss for the year ended December 31, 2017								271,187
Adjustments of Errors [Member]
Cash								4,478
Accounts payable								31,882
Due to related party								98,339
Additional paid-in capital								69,362
Stockholders' deficit, December 31, 2017								195,105
Net loss for the year ended December 31, 2017								$ 57,275